Goodwill and Other Intangible Assets, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of other intangibles	$ 58,457	$ 72,792	$ 73,455